Contingencies, Claims and Legal Proceedings - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 04, 2023
Long-Term Purchase Commitment [Line Items]
Contractual obligation	$ 800
Loss contingency, estimate of possible loss		$ 32
Foundry purchase
Long-Term Purchase Commitment [Line Items]
Recorded unconditional purchase obligation	$ 1,100